Revenue - Disaggregation of revenue from contracts with customers by categories of vehicles and related services (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 199,615	¥ 150,298
Sales of robotaxis and related services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	62,030	13,357
Robobus
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,152	43,026
Robosweeper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,850	11,536
Robovan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,900	3,263
Other technology services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 75,683	¥ 79,116